UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549


                         Form 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


       Read instructions at end of Form before preparing Form.
       Please print or type

1.   Name and address of issuer:

                         AARP Managed Investment Portfolio Trust
                         Two International Place
                         Boston, MA 02110

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):   /_ /

                         AARP Diversified Income Portfolio
                         AARP Diversified Growth Portfolio


3.   Investment Company Act File Number:

                         811-07933

      Securities Act File Number:

                         333-16315

4(a). Last day of fiscal year for which this Form is filed:

                             September 30, 1997

    Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(b). /_ /Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)




4(c). /_ /Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities
           sold during the fiscal year pursuant
           to section 24(f):                                      $106,913,544
                                                                  ------------
    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal year:        $8,333,832
                                                      ----------

    (iii)   Aggregate price of securities redeemed or
            repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable
            to the commission:                        $0
                                                      --

    (iv)   Total available redemption credits
           [add items 5(ii) and 5(iii)]:                           -$8,333,832
                                                                    ----------
    (v)    Net sales - if item 5(i) is greater than item
           5(iv) [subtract item 5(iv) from item 5(i)]:             $98,579,712
                                                                    ----------

          (vi) Redemption credits available  for use
               in future years - if item 5(i) is less
               than item 5(iv) [subtract item 5(iv)
               from item 5(i)]:                        $ (  )

    (vii) Multiplier for determining registration
          fee (See Instruction C.9):                x  1/3300
                                                       ------


    (viii) Registration fee due [multiply item
           5(v) by item 5(vii)] (enter "0" if
           no fee is due):                             =$29,872
                                                         ------
6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
    number here:                                             0
                                                             -
7.  Interest due - if this Form is being filed more
    than 90 days after the end of the issuer's
    fiscal year (see Instruction D):                                 +$0
                                                                      --
8.  Total of the amount of the registration
    fee due plus any interest due [line                             =$29,872
    5(viii) plus line 7]:                                             ------

9.  Date the registration fee and any interest
    payment was sent to the Commission's
    lockbox depository:                                 12/01/97
                                                        --------
    Method of Delivery:
                              /_ /    Wire Transfer
                              /X /    Mail or other means
                              --

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

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/Thomas F. McDonough
                         ________________________________________

                         ________________________________________

Date   ______________________________

* Please print the name and title of the signing officer below the signature.

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